SEGMENTS AND GEOGRAPHIC INFORMATION (Revenue and Long Lived Assets by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Geographical Information [Line Items]
Revenues	$ 70,850	$ 54,707	$ 63,457
Long-lived Assets	2,314	1,485	1,028
Israel [Member]
Schedule of Geographical Information [Line Items]
Revenues	3,468	4,093	5,643
Long-lived Assets	2,314	1,485	1,026
China and Hong Kong [Member]
Schedule of Geographical Information [Line Items]
Revenues	27,446	17,297	25,136
Long-lived Assets
Far East (excluding China and Hong Kong) [Member]
Schedule of Geographical Information [Line Items]
Revenues	2,944	2,327	2,933
Long-lived Assets
Canada [Member]
Schedule of Geographical Information [Line Items]
Revenues	61	119	1,375
Long-lived Assets
Unites States [Member]
Schedule of Geographical Information [Line Items]
Revenues	7,837	7,325	10,440
Long-lived Assets			2
Europe [Member]
Schedule of Geographical Information [Line Items]
Revenues	29,038	23,378	17,635
Long-lived Assets
Others [Member]
Schedule of Geographical Information [Line Items]
Revenues	56	168	295
Long-lived Assets